Annual Fund Operating Expenses - Xtrackers S and P 500 ESG ETF - Xtrackers S&P 500 ESG ETF	Dec. 18, 2020
Operating Expenses:
Management fee	0.11%
Other Expenses	none
Total annual fund operating expenses	0.11%
Fee waiver/expense reimbursement	0.01%
Total annual fund operating expenses after fee waiver	0.10%